Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation
Basis of Presentation

(2) Basis of Presentation

        The accompanying condensed consolidated and combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") and in accordance with the rules and regulations of the Securities and Exchange Commission (the "SEC"). These condensed consolidated and combined financial statements should be read in conjunction with the December 31, 2012 audited consolidated and combined financial statements and notes thereto included in CVR Refining's Annual Report on Form 10-K for the year ended December 31, 2012, which was filed with the SEC on March 14, 2013.

        Prior to the contribution of Refining LLC to the Partnership and entering into the services agreement on December 31, 2012, certain expenses incurred by CVR Energy and its affiliates were only indirectly attributable to its ownership of the refining and related logistics assets of CRLLC. As a result, certain assumptions and estimates were made in order to allocate a reasonable share of such expenses to CVR Refining, so that the financial statements reflect substantially all costs of doing business. Accounts and balances related to the refining and related logistics operations were based on a combination of specific identification and allocations. CVR Energy and CRLLC allocated various corporate overhead expenses based on a percentage of total refining and related logistics payroll to the total payrolls of their segments (i.e., the petroleum and fertilizer segments are comprised of CVR Refining and CVR Partners, respectively). See additional discussion in Note 15 ("Allocation of Costs").

        Beginning in 2013, the condensed consolidated financial statements include certain selling, general and administrative expenses (exclusive of depreciation and amortization) and direct operating expenses (exclusive of depreciation and amortization) that CVR Energy and its affiliates incurred on behalf of the Partnership. These related party transactions are governed by the services agreement originally entered into on December 31, 2012. See Note 16 ("Related Party Transactions") for additional discussion of the services agreement and billing and allocation of certain costs. The amounts charged or allocated to the Partnership are not necessarily indicative of the cost that the Partnership would have incurred had it operated as an independent entity.

        In the opinion of the Partnership's management, the accompanying condensed consolidated and combined financial statements and related notes reflect all adjustments that are necessary to fairly present the financial position of the Partnership as of June 30, 2013 and December 31, 2012, the results of operations of the Partnership for the three and six month periods ended June 30, 2013 and 2012, the changes in partners' capital for the Partnership for the six month period ended June 30, 2013 and the cash flows of the Partnership for the six month period ended June 30, 2013 and 2012.

        The preparation of condensed consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that reflect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates. Results of operations and cash flows are not necessarily indicative of the results that will be realized for the year ending December 31, 2013 or any other interim period.

        The Partnership has omitted net income per unit for the three and six months ended June 30, 2012, because the Partnership operated under a different capital structure prior to the closing of the Initial Public Offering, and, as a result, the per unit data would not be meaningful to investors. Per unit data for the six months ended June 30, 2013 is calculated since the closing of the Initial Public Offering on January 23, 2013.

(2)   Basis of Presentation

        The accompanying consolidated and combined financial statements have been prepared in accordance with Regulation S-X, Article 3, "General instructions as to financial statements" and Staff Accounting Bulletin, or SAB Topic 1-B, "Allocations of Expenses and Related disclosures in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of Another Entity." Certain expenses incurred by CVR Energy are only indirectly attributable to its ownership of the refining and related logistics assets of CRLLC. As a result, certain assumptions and estimates are made in order to allocate a reasonable share of such expenses to CVR Refining, so that the accompanying financial statements reflect substantially all costs of doing business. The allocations and related estimates and assumptions are described more fully in Note 3 ("Summary of Significant Accounting Policies") and Note 15 ("Related Party Transactions").

        CRLLC used a centralized approach to cash management and the financing of its operations until the contribution of its petroleum refining and related logistics business to CVR Refining on December 31, 2012. As a result, amounts owed to or from CRLLC prior to December 31, 2012 are reflected as a component of divisional equity on the accompanying Combined Statements of Changes in Partners' Capital/Divisional Equity.

        Accounts and balances related to the refining and related logistics operations were based on a combination of specific identification and allocations. CVR Energy and CRLLC has allocated various corporate overhead expenses based on a percentage of total refining and related logistics payroll to the total payrolls of its segments (i.e., the petroleum and fertilizer segments are comprised of CVR Refining and CVR Partners, respectively). These allocations are not necessarily indicative of the cost that the Partnership would have incurred had it operated as an independent stand-alone entity for all years presented. All intercompany accounts and transactions have been eliminated.